UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21580

Cortina Funds, Inc.

(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 850

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Lori Hoch, Esq.	Alan Goldberg, Esq.
Cortina Asset Management, Inc.	Bell, Boyd & Lloyd LLC
330 East Kilbourn Avenue	Three First National Plaza
Suite 850	70 West Madison Street, #3100
Milwaukee, Wisconsin 53202	Chicago, IL 60602

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 225-7399

Date of fiscal year end: 09/30/05

Date of reporting period: 07/01/04 – 06/30/05

Item 1. Proxy Voting Record.

Cortina Small Cap Growth Fund held no securities during the period covered by this report in which there was a security holder vote. Accordingly, there are no proxy votes to report.

Cortina Small Cap Opportunity Fund held no securities during the period covered by this report in which there was a security holder vote. Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ John C. Potter
John C. Potter
Principal Executive Officer
Date:	August 11, 2005